Related-Party Transactions (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 14, 2021	Nov. 24, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 13, 2020
Related party receivables				$ 170,591	$ 7,248
Management fees				13,972	23,326
Debt instrument, description		The Public Demand Notes (including the Public Demand Notes purchased with reinvested interest) will accrue a floating rate of interest (the "Floating Rate") at a rate per annum equal to the Average Savings Account Rate as posted by the Federal Deposit Insurance Corporation ("FDIC") plus 2.00%, reset quarterly on January 1, April 1, July 1, and October 1 of each year based on the Average Savings Account Rate posted by the FDIC on December 15, March 15, June 15, and September 15, respectively, of the prior month. "Average Savings Account Rate" means the "National Rate" for non-jumbo saving account products, which is a simple average of rates paid by United States depository institutions as calculated by the FDIC.
Affiliated entities allocated expenses					71,958
Related party payables				7,644	405,227
Notes receivables from affiliated entity				871,232
Interest earned and accrued				$ 7,200
Subsequent Event [Member]
Notes receivables from affiliated entity			$ 1,214,032
Debt instrument, maturity date			Jun. 30, 2021
Private Placement Secured Demand Notes [Member]
Debt instrument, description				The private placement secured demand notes accrue interest at the rate of 2.00% per annum, based on a 365-day year, compounded daily; provided, however, that if an investor agrees to forego the right to make a demand for payment during the first year after issuance, the interest rate for that year will be 3.00%, and then will revert to the standard 2.00% for following periods. The interest rate may be increased, and subsequently decreased, in the Company's discretion, provided it does not drop below 2.00% (or 3.00% for the first year as applicable).
Debt instrument, interest rate				2.00%
Debt instrument, maturity date				Aug. 31, 2022
Private Placement Secured Demand Notes [Member] | Subsequent Event [Member]
Notes payable			$ 154,704
Secured demand notes			4,501,666
Private Placement Secured Demand Notes [Member] | CEO [Member]
Notes payable				$ 1,051	1,028
Private Placement Secured Demand Notes [Member] | Director of Capital Markets [Member]
Notes payable				875	857
Private Placement Secured Demand Notes [Member] | Management Employees [Member]
Notes payable				$ 19,342	130,971
Redeemed Private Placement Secured Demand Notes [Member] | Subsequent Event [Member]
Notes payable			$ 149,954
Affiliated Entity [Member]
Debt instrument, description				At December 31, 2020 there exists a concentration of payables to related parties of approximately 16% of the Company's payables and accrued expenses compared to approximately 93% at December 31, 2019.
iCap Equity, LLC and iCap PNW Management LLC. [Member]
Debt instrument, description				Effective January 1, 2020 management has decided to stop allocating expenses from affiliated entities to the Company and there were no expenses allocated for the year ended December 31, 2020. Instead, when the Company issues Public Demand Notes, the management fee paid by the Company shall increase to 1.3% of outstanding Public Demand Notes. Management fees on the private placement notes will remain at 1%.
Direct expenses				$ 11,032	$ 25,125
Colpitts Sunset, LLC [Member] | Subsequent Event [Member]
Notes receivables from affiliated entity	$ 350,000
Debt instrument, maturity date	Jun. 30, 2021
Colpitts Sunset, LLC [Member] | Promissory Note [Member]
Notes receivables from affiliated entity						$ 864,032
Debt instrument, interest rate						10.00%